Other disclosures - Disclosure of capital ratio (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Other Disclosures
Level 1 ordinary eligible capital (EUR million)	€ 81,250	€ 79,800
Level 1 additional eligible capital (EUR million)	9,578	10,371
Level 2 eligible capital (EUR million)	16,905	18,418
Risk-weighted assets (EUR million)	€ 625,750	€ 624,503
Level 1 ordinary capital coefficient (CET 1)	12.98%	12.78%
Level 1 additional capital coefficient (AT1)	1.53%	1.66%
Level 1 capital coefficient (TIER1)	14.52%	14.44%
Level 2 capital coefficient (TIER 2)	2.70%	2.95%
Total capital ratio	17.22%	17.39%